Common Shares and Treasury Stock - Movement of the outstanding common shares and treasury stock (Detail) - shares		12 Months Ended
		May 31, 2025		May 31, 2024		May 31, 2023
Common Stock [Member]
Balance, shares		1,647,514,863		1,643,162,653		1,696,966,183
Issuance of common share for NES		10,891,280		12,191,640
Shares repurchase		(78,117,530)	[1]	(7,839,430)	[1]	(59,463,140)
Balance, shares		1,580,288,613		1,647,514,863		1,643,162,653
Treasury Stock [Member]
Balance, shares		55,110,930		59,463,140
Issuance of common share for NES		(10,891,280)		(12,191,640)
Shares repurchase	[1]	78,117,530		7,839,430
Balance, shares		122,337,180		55,110,930		59,463,140

[1]	As amended, on August 6, 2024, the Company’s board of directors authorized the repurchase of up to US$700 million of the Company’s common shares through May 31, 2025. During the year ended May 31, 2025, the Company repurchased 7,811,753 ADS on the open market for total consideration of US$445,495. As of May 31, 2025, the Company had repurchased an aggregate of 14,542,010 ADSs for US$700 million from the open market before the Share Repurchase Program expired. The Group accounts for repurchased common shares under the par value method and includes such treasury stock as a component of the shareholders’ equity.